MoA Small Cap Equity Index Fund Shareholder Fees	Dec. 31, 2024 USD ($)
MoA Small Cap Equity Index Fund | MoA Small Cap Equity Index Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00